Financing Arrangements - Summary of Fair Value of Convertible Notes (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 15, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Fair value of convertible notes	$ 35,106	$ 9,500	$ 29,096	$ 11,681
2017 Convertible Notes
Debt Instrument [Line Items]
Fair value of convertible notes	13,243		15,242	8,716
2020 Convertible Note
Debt Instrument [Line Items]
Fair value of convertible notes	555		706	408
2017 Convertible Term Note
Debt Instrument [Line Items]
Fair value of convertible notes	$ 21,308		13,148
2021 Convertible Notes
Debt Instrument [Line Items]
Fair value of convertible notes				2,557
2018 Convertible Notes
Debt Instrument [Line Items]
Fair value of convertible notes			$ 13,148	$ 0